FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Acquisition, Contingent Consideration, at Fair Value	$ 5
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value	(139)	78
Amount realized	(6)	(61)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	3	22
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	0	(7)
Carrying value	(147)	(139)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(10,430)	(8,662)
Fair value of the interest rate swap agreements	0	0
Fair value convertible senior debentures and derivatives liabilities	(755)	(1,555)
Fair value, option, credit risk, gains (losses) on assets	13	164
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(11,185)	(10,217)
Cash And Cash Equivalents2011 [Domain]
Total	1,583	1,509
Cash Equivalents [Member] | Level 1 [Member]
Total	1,630	1,625
Cash Equivalents [Member] | Level 2 [Member]
Total	100	23
Cash Equivalents [Member] | Level 3 [Member]
Total	(147)	(139)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	105	73
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	105	73
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,083	1,023
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,083	1,023
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	28	31
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	28	31
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	5	5
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	4	4
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	97	91
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	97	91
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	7	20
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	7	20
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Liability Derivatives [Member]
Derivatives-net	(44)	(57)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(44)	(57)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net		(53)
Derivatives-net	49	25
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net		0
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net		(53)
Derivatives-net	49	25
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net		0
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	(32)
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	(32)
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0
Asset Derivatives [Member]
Derivatives-net	(30)	(17)
Derivative Fair Value Of Derivative Asset	0	0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(30)	(17)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	431	505
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	431	505
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(176)	(171)
Business Acquisition, Contingent Consideration, at Fair Value		171
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (176)	$ (171)